Form N-1A Cover	Feb. 27, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	AIM INTERNATIONAL MUTUAL FUNDS (INVESCO INTERNATIONAL MUTUAL FUNDS)
Entity Central Index Key	0000880859
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 27, 2025
Prospectus Date	Feb. 28, 2025